Exhibit 99.4

Colony Starwood Homes 2016-1 Trust

Single-Family Rental Pass-Through Certificate

Report To:

CSFR ColFin American Investors, LLC

J.P. Morgan Securities LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Citigroup Global Markets Inc.

16 May2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

CSFR ColFin American Investors, LLC

2450 Broadway, 6th Floor

Santa Monica, California 90404

J.P. Morgan Securities LLC

383 Madison Avenue

New York, New York 10179

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, New York 100036

Citigroup Global Markets Inc.

390 Greenwich Street, 1st Floor

New York, New York 10013

Re: Colony Starwood Homes 2016-1 Trust Single-Family Rental Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist CSH Depositor, LLC (the “Depositor”) in evaluating the accuracy of certain information with respect to a pool of single-family rental properties (the “Properties”) pledged to secure a loan (the “Loan”) relating to the Colony Starwood Homes 2016-1 Trust securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Colony Starwood Homes Partnership, L.P. (the “Loan Sponsor”), on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “CSH 2016-1_Diligence Tape_v1.xlsx” (the “Preliminary Data File 1”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information as of 1 December 2015 (the “Preliminary Property Cut-off Date”) on certain single-family rental properties (the “Preliminary Properties 1”) that are expected to be representative of the Properties,
ii.	Labeled “CSH 2016-1_Diligence Tape_v1.xlsx” (the “Preliminary Data File 2”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information as of 1 April 2016 (the “Property Cut-off Date”) on certain single-family rental properties (the “Preliminary Properties 2”) that are expected to be representative of the Properties,
iii.	Labeled “CSH 2016-1_Diligence Tape_v5.xlsx” (the “Data File,” together with Preliminary Data File 1 and Preliminary Data File 2, the “Property Data Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains information on the Properties as of the Property Cut-off Date,
iv.	Labeled “Colony Tie Out Tape 4-28-16.xlsx” (the “BPO Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain information on the Properties as of the Property Cut-off Date that was obtained by the Loan Sponsor from third-party vendors,
v.	Labeled “CSH 2016-1_Diligence Tape_v3.xlsx” (the “Cost Support Schedule”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain cost information on the Properties as of the Property Cut-off Date,
vi.	Labeled “MarARAgingSec4.xlsx” (the “Delinquency Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains delinquency information on certain Properties as of the Property Cut-off Date,
vii.	Labeled “CSH 2016-1 HOA APTemplatesFiltered_v2.xlsx” (the “HOA Flag Support File”) that the Loan Sponsor, on behalf of the Depositor, indicated contains certain homeowner association information on certain Properties as of the Property Cut-off Date and
viii.	Labeled “CBSAMapping.xlsx” (the “MSA Support File,” together with the Cost Support Schedule, Delinquency Support File and HOA Flag Support File, the “Additional Source Files”) that the Loan Sponsor, on behalf of the Depositor, indicated contains metropolitan statistical area information for certain zip codes,

b.	Imaged copies of the:
i.	Lease agreement, lease addendum, lease amendment and/or lease renewal (as applicable and collectively, the “Lease Agreement”),
ii.	Purchase agreement, residential purchase agreement, addendum to residential purchase agreement, chart of different addresses, bulk purchase agreement and/or price allocation schedule (as applicable and collectively, the “Purchase Agreement”),
iii.	Bid receipt (the “Bid Receipt”),
iv.	Short sale addendum (the “Short Sale Addendum”),
v.	Settlement statement (the “Settlement Statement”) and/or
vi.	Deed of trust (the “Deed of Trust,” together with the Lease Agreement, Purchase Agreement, Bid Receipt, Short Sale Addendum and Settlement Statement, the “Source Documents”)

relating to the Sample Properties (as defined in Attachment A),

c.	Imaged copies of the renewed Lease Agreements (the “Renewed Lease Agreements”) relating to the Renewed Sample Properties (as defined in Attachment A),
d.	The list of relevant characteristics (the “Sample Characteristics”) on the Property Data Files, which are listed on Exhibit 1 to Attachment A,
e.	The list of relevant characteristics shown below:
i.	Home street address,
ii.	Home city,
iii.	Home zip code,
iv.	Home county,
v.	Home state,
vi.	Pool flag (yes/no),
vii.	New BPO value (recommended as-is sale) and
viii.	BPO date

(collectively, the “BPO Characteristics”) related to each Property on the Data File,

f.	The list of relevant characteristics (the “Additional Sample Characteristics”) on the Data File, which are listed on Exhibit 4 to Attachment A, and

g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Property Data Files, BPO Support File, Additional Source Files, Source Documents, Renewed Lease Agreements, Sample Characteristics, BPO Characteristics, Additional Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Property Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the BPO Support File, Additional Source Files, Source Documents, Renewed Lease Agreements or any other information provided to us by the Loan Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. We have not verified, and we make no representation as to, the accuracy, completeness, or reasonableness of any information related to the Loan. Accordingly, we make no representation and express no opinion as to (a) the existence of the Loan, Preliminary Properties 1, Preliminary Properties 2 or Properties, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Loan Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Loan,
iii.	Whether the originator of the Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Loan or Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

16 May 2016

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of 884 Preliminary Properties 1 (the “Base Sample Properties”) from Preliminary Data File 1. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Base Sample Properties that we were instructed to randomly select from Preliminary Data File 1.

2.	For each Base Sample Property, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on Preliminary Data File 1, to the corresponding information located on the Source Documents, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

For the purpose of the procedure described in this Item 2., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 1 to Attachment A refer to the “Base Sample Properties” and “Preliminary Data File 1,” respectively.

3.	For each single-family rental property on Preliminary Data File 1 and Preliminary Data File 2, we compared the information identifying each single-family rental property (the “Home ID”), as shown on Preliminary Data File 1, to the corresponding Home ID on Preliminary Data File 2 and noted that:
a.	993 Preliminary Properties 2 included on Preliminary Data File 2 were not included on Preliminary Data File 1,
b.	814 Preliminary Properties 1 included on Preliminary Data File 1 were not included on Preliminary Data File 2 (the “Removed Preliminary Properties 1”) and
c.	201 Removed Preliminary Properties 1 were Base Sample Properties (the “Removed Sample Properties 1”).

The Loan Sponsor, on behalf of the Depositor, indicated that for 197 of the 683 Base Sample Properties on Preliminary Data File 2 (the “Renewed Sample Properties”), a Renewed Lease Agreement was executed between the Preliminary Property Cut-off Date and Property Cut-off Date and that the information on each Renewed Lease Agreement supersedes the information on the Lease Agreement for the corresponding Renewed Sample Property.

4.	As instructed by the Loan Sponsor, on behalf of the Depositor, we randomly selected a sample of 246 Preliminary Properties 2 (the “Added Sample Properties,” together with the Base Sample Properties, the “Sample Properties”) from those Preliminary Properties 2 on Preliminary Data File 2 that were not Base Sample Properties. For the purpose of this procedure, the Loan Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Added Sample Properties that we were instructed to randomly select from those Preliminary Properties 2 on Preliminary Data File 2 that were not Base Sample Properties.

Attachment A Page 2 of 3

5.	For:
a.	The Renewed Sample Properties and
b.	The Added Sample Properties

(collectively, the “Renewed and Added Sample Properties”), we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on Preliminary Data File 2, to the corresponding information located on the Source Documents in the case of the Added Sample Properties, or Renewed Lease Agreements and information that we identified in performing the procedure described in Item 2. (as applicable) in the case of the Renewed Sample Properties, subject to the qualifications, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes on Exhibit 1 to Attachment A. The Source Document(s) and Renewed Lease Agreement(s) (as applicable) that we were instructed by the Loan Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 3 to Attachment A, all such information was in agreement.

For the purpose of the procedure described in this Item 5., all references to the “Sample Properties” and “Data File” in the notes to Exhibit 1 to Attachment A refer to the “Renewed and Added Sample Properties” and “Preliminary Data File 2,” respectively.

For the purpose of the procedure described in this Item 5. for each Renewed Sample Property, all references to the “Lease Agreement” in Exhibit 1 to Attachment A refer to the “Renewed Lease Agreement.”

6.	For each single-family rental property on Preliminary Data File 2 and the Data File, we compared the Home ID, as shown on Preliminary Data File 2, to the corresponding Home ID on the Data File and noted that:
a.	All of the Properties included on the Data File were included on Preliminary Data File 2,
b.	147 of the Preliminary Properties 2 included on Preliminary Data File 2 were not included on the Data File (the “Removed Preliminary Properties 2”) and
c.	31 of the Removed Preliminary Properties 2 were Sample Properties (the “Removed Sample Properties 2”).

7.	For the 898 Sample Properties included on the Data File, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information that we identified in performing the procedures described in Items 2. and 5., as applicable. All such compared information was in agreement.

8.	For each Property on the Data File, we compared the BPO Characteristics, as shown on the Data File, to the corresponding information on the BPO Support File. All such compared information was in agreement.

Attachment A Page 3 of 3

9.	Using:
a.	Information on the Data File,
b.	Information on the Additional Source Files and
c.	The assumptions and calculation methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are stated in the notes to Exhibit 4 to Attachment A,

we compared or recalculated, as applicable, the Additional Sample Characteristics listed on Exhibit 4 to Attachment A for each Property on the Data File. We compared the results of our comparisons or recalculations to the corresponding information on the Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Acquisition type	(a) Short Sale Addendum, (b) Bid Receipt, (c) Purchase Agreement or (d) Purchase Agreement, Settlement Statement or Deed of Trust	i.
Acquisition date	Purchase Agreement, Bid Receipt, Settlement Statement or Deed of Trust	ii., iii.
Purchase price	Purchase Agreement, Bid Receipt, Settlement Statement or Deed of Trust	ii., iv.
Actual rent	Lease Agreement	iv., v.
Lease start date	Lease Agreement	v.
Lease end date	Lease Agreement	v.
Section 8 status	Lease Agreement	v.

Notes:

i.	For the purpose of comparing the acquisition type Sample Characteristic for each Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to consider the acquisition type as:
(a)	“Short Sale,” if there was a corresponding Short Sale Addendum,
(b)	“Trustee,” if there was a corresponding Bid Receipt,
(c)	“New Build,” if the corresponding Purchase Agreement referenced a construction site or new home purchase,
(d)	“REO,” if the seller that is shown on the Purchase Agreement is a mortgage servicer or government agency or
(e)	“Traditional,” if none of the criteria described in i.(a) through i.(d) above applied to the Sample Property.

ii.	For the purpose of comparing the acquisition date and purchase price Sample Characteristics for each Sample Property, the Loan Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Loan Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Data File agreed to the corresponding information on at least one such Source Document. We performed no procedures to reconcile any differences that may exist between various Source Documents for the acquisition date and purchase price Sample Characteristics.

Exhibit 1 to Attachment A

Notes: (continued)

iii.	For the purpose of comparing the acquisition date Sample Characteristic for each Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to note agreement if the month and year of the acquisition date on the Data File agrees with the month and year of the acquisition date on the applicable Source Document.

iv.	For the purpose of comparing the purchase price and actual rent Sample Characteristics, the Loan Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

v.	For the purpose of comparing the actual rent, lease start date, lease end date and section 8 status Sample Characteristics for each Sample Property that has a current home status of “Vacant” (each, a “Vacant Sample Property”), as shown on the Data File, the Loan Sponsor, on behalf of the Depositor, instructed us not to perform any comparison procedures.

For the purpose of comparing the actual rent, lease start date, lease end date and section 8 status Sample Characteristics for each Sample Property that is not a Vacant Sample Property, the Loan Sponsor, on behalf of the Depositor, instructed us to use the Lease Agreement.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Preliminary Data File 1 Sample Characteristic Differences

Home ID	Sample Characteristic	Preliminary Data File 1 Value	Source Document Value

600637-1	Lease end date	11/02/2016	11/02/2015

90927-1	Acquisition date	12/14/2012	11/14/2012

p0001666-1	Acquisition date	12/19/2012	08/19/2012

p0002365-1	Lease end date	04/30/2016	05/16/2016

p0002428-1	Lease end date	12/31/2015	01/04/2016

65396-1	Acquisition date	06/18/2013	04/18/2013

Exhibit 3 to Attachment A

Preliminary Data File 2 Sample Characteristic Differences

Home ID	Sample Characteristic	Preliminary Data File 2 Value	Source Document Value

130023-1	Lease end date	03/10/2017	03/06/2017

140055-1	Lease end date	03/27/2017	02/27/2017

28570-1	Lease end date	03/23/2017	04/24/2017

600576-1	Actual rent	$1,275.00	$1,350.00

610202-1	Lease end date	01/30/2017	01/02/2017

610240-1	Lease end date	02/14/2017	02/06/2017

610290-1	Lease end date	02/14/2017	02/06/2017

610314-1	Lease end date	03/21/2017	03/06/2017

610349-1	Lease end date	03/14/2017	03/06/2017

610367-1	Lease end date	03/09/2017	03/06/2017

610408-1	Lease end date	03/14/2017	03/27/2017

610538-1	Lease end date	03/28/2017	03/29/2017

70148-1	Actual rent	$1,750.00	$1,800.00
	Lease start date	03/31/2016	03/25/2016
	Lease end date	03/30/2017	03/25/2017

75013-1	Lease end date	02/26/2017	02/27/2017

75215-1	Lease end date	08/31/2016	09/05/2016

91101-1	Lease end date	02/28/2017	03/13/2017

Exhibit 3 to Attachment A

Home ID	Sample Characteristic	Preliminary Data File 2 Value	Source Document Value
p0000983-1	Lease end date	03/12/2017	03/13/2017
p0002547-1	Lease end date	03/28/2017	03/20/2017

130365-1	Lease end date	02/21/2017	02/20/2017

503669-1	Actual rent	$1,175.00	$1,223.00
	Lease start date	03/27/2015	04/11/2016
	Lease end date	04/10/2016	04/10/2017

604013-1	Actual rent	$1,870.00	$1,900.00

610362-1	Lease end date	03/18/2017	03/19/2017

610499-1	Lease end date	02/19/2017	02/20/2017

75067-1	Lease end date	04/29/2016	04/30/2016
	Acquisition type	Short Sale	Traditional

92383-1	Lease end date	02/26/2017	02/27/2017

p0001078-1	Lease end date	02/27/2017	03/27/2017

Exhibit 4 to Attachment A

Additional Sample Characteristics

Additional Sample Characteristic	Additional Source File or Recalculation	Note

Length of current lease	Recalculation	i.
Underwritten monthly net cash flow	Recalculation	ii.
Underwritten annual net cash flow	Recalculation	iii.
Months since acquisition	Recalculation	iv.
Total cost basis	Cost Support Schedule
Closing and other allocated costs	Cost Support Schedule and recalculation	v.
Renter delinquency (y/n)	Delinquency Support File and recalculation	vi.
Metropolitan statistical area	MSA Support File
HOA (y/n)	HOA Flag Support File

Notes:

i.	For the purpose of comparing the length of current lease Additional Sample Characteristic for each Property with a current home status of “Occupied” (each, an “Occupied Property”), as shown on the Data File, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the length of current lease of each Property by:
(a)	Taking the difference in days between the lease end date and lease start date, both as shown on the Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months,
(b)	Dividing the result calculated in (a) by 30 and
(c)	Rounding the value calculated in (b) to one decimal place (XX.X).

For the purpose of comparing the length of current lease Additional Sample Characteristic for each Property that is not an Occupied Property, the Loan Sponsor, on behalf of the Depositor, instructed us not to perform any comparison procedures.

Exhibit 4 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the underwritten monthly net cash flow Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten monthly net cash flow of each Property as the difference between the:
(a)	Actual rent and
(b)	The sum of the:
(1)	Underwritten monthly vacancy/bad debt,
(2)	Underwritten monthly prop mgmt,
(3)	Underwritten monthly HOA dues,
(4)	Underwritten monthly insurance,
(5)	Underwritten monthly taxes,
(6)	Underwritten monthly leasing/marketing,
(7)	Underwritten monthly R&M,
(8)	Underwritten monthly maint./turnover and
(9)	Underwritten monthly capex Reserve,

all as shown on Data File.

iii.	For the purpose of comparing the underwritten annual net cash flow Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the underwritten annual net cash flow of each Property by multiplying:
(a)	The underwritten monthly net cash flow recalculated in note ii. above by
(b)	12.

iv.	For the purpose of comparing the months since acquisition Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to recalculate the months since acquisition of each Property by:
(a)	Taking the difference in days between the Property Cut-off Date and acquisition date, as shown on the Data File, calculated on the basis of a 360-day year consisting of twelve 30-day months,
(b)	Dividing the result calculated in (a) by 30 and
(c)	Rounding the value calculated in (b) to the nearest integer (XX).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Loan Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 4 to Attachment A

Notes: (continued)

v.	For the purpose of comparing the closing and other allocated costs Additional Sample Characteristic, the Loan Sponsor, on behalf of the Depositor, provided us the following instructions:

(a)	For each Property, calculate the excess purchase price (“Excess Purchase Price”) of each Property by taking the difference between the:
(1)	Purchase, as shown on the Cost Support Schedule and
(2)	Purchase price, as shown on the Data File.

(b)	For each Property, calculate the closing and other allocated costs of each Property as the sum of the:
(1)	Excess Purchase Price, as calculated in (a) above,
(2)	Acquisition cost, as shown on the Cost Support Schedule and
(3)	Other, as shown on the Cost Support Schedule.

The Loan Sponsor, on behalf of the Depositor, further instructed us to ignore differences of +/- $1.00 or less for this comparison.

vi.	For the purpose of comparing the renter delinquency (y/n) Additional Sample Characteristic for each Property, the Loan Sponsor, on behalf of the Depositor, instructed us to consider the renter delinquency (y/n) Additional Sample Characteristic as:
(a)	“Y,” if the sum of the aged receivables greater than 30 days, as shown on the Delinquency Support File, is greater than $200 and
(b)	“N,” if:
(1)	The sum of the aged receivables greater than 30 days, as shown on the Delinquency Support File, is less than or equal to $200 or
(2)	Such Property was not included on the Delinquency Support File.